Segmented Information - Schedule of Non Current Assets by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	$ 24,616	$ 22,432
Mexico [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	19,750	19,755
Ecuador [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	4,774	2,627
Chile [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	7	12
Peru [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	79	32
Canada [Member]
Schedule of Non Current Assets by Jurisdiction [Line Items]
Non-current assets by jurisdiction	$ 6	$ 6